SUPPLEMENTAL CASH FLOW INFORMATION - Changes in project loan, credit facility, and revolving facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Cash flow effect of changes In Project Loan, Credit Facility, and Revolving Facility	$ (88,350)	$ (36,559)
Credit facility
SUPPLEMENTAL CASH FLOW INFORMATION
Principal repayments of debt		(11,100)
Extinguishment of the Credit Facility (note 15)		(113,350)
Revolving facility
SUPPLEMENTAL CASH FLOW INFORMATION
Proceeds from debt, net of transaction costs		113,350
Principal repayments of debt	$ (88,350)	(25,000)
Transaction costs paid, accreted over the life		$ (459)